Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 48,744	$ 53,968
Equity securities designated at FVOCI	685	585
Securities measured at amortized cost	32,848	31,800
Securities mandatorily measured and designated at FVTPL	72,845	62,693
Total financial securities	$ 155,122	$ 149,046